RELATED PARTY TRANSACTIONS - Balances with related parties (Details) ¥ in Millions	1 Months Ended
	Apr. 30, 2022 USD ($) agreement	Dec. 31, 2021 USD ($) agreement	Nov. 30, 2021 USD ($) agreement	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Feb. 28, 2021 USD ($)
RELATED PARTY TRANSACTIONS
Account Receivable - related party				$ 95,549
Prepayments - related party				313,678												$ 328,755
Advance from customers - related parties				268,905												1,706,224
Due to related parties				63,911												180,779
Wuhan Qiyun Shilian Technology Co., , Ltd. . ("Wuhan Qiyun Shilian")
RELATED PARTY TRANSACTIONS
Amount borrowed							$ 300,000	¥ 2.0
Wuhan Qiyun Shilian Technology Co., , Ltd. . ("Wuhan Qiyun Shilian") | BaiJiaYun VIE
RELATED PARTY TRANSACTIONS
Interest free loan receivable																		$ 453,028
Shanghai Saimeite
RELATED PARTY TRANSACTIONS
Account Receivable - related party				95,549
Jinan Zhongshi Huiyun
RELATED PARTY TRANSACTIONS
Prepayments - related party				313,678												328,755
Amount borrowed		$ 400,000	$ 900,000								¥ 2.6	¥ 6.0
Number of loan agreements | agreement		2	2
Beijing Huatu
RELATED PARTY TRANSACTIONS
Advance from customers - related parties				254,113												1,706,224
Due from related parties																1,581
Deferred revenue - related party | ¥					¥ 63,911.0												¥ 180,779.0
Saimeite
RELATED PARTY TRANSACTIONS
Advance from customers - related parties				14,792
Wuhan Qiyun Shilian Technology Co., , Ltd. . ("Wuhan Qiyun Shilian")
RELATED PARTY TRANSACTIONS
Due from related parties				89,578												464,641
Line of credit				0
Chengdu BJY Shilian
RELATED PARTY TRANSACTIONS
Due from related parties																97,575
Gangjiang Li
RELATED PARTY TRANSACTIONS
Due to related parties				1,492,961
Amount borrowed	$ 10,000,000									$ 10,000,000					$ 2,100,000
Beijing Credit Chain
RELATED PARTY TRANSACTIONS
Due from related parties				89,578												563,797
Due to related parties				1,500,000
Amount borrowed | ¥						¥ 10.0
Beijing Credit Chain | Wuhan Qiyun Shilian Technology Co., , Ltd. . ("Wuhan Qiyun Shilian")
RELATED PARTY TRANSACTIONS
Amount borrowed	1,500,000
Duo Duo International Limited
RELATED PARTY TRANSACTIONS
Due to related parties																387,975
Amount borrowed	1,500,000								$ 4,000,000
Beijing Deran
RELATED PARTY TRANSACTIONS
Due to related parties				$ 12,992,961												$ 488,279
Nanjing JiaShiLian Venture Capital Center
RELATED PARTY TRANSACTIONS
Amount borrowed	$ 9,100,000	$ 1,200,000				60.0					¥ 8.0
Number of loan agreements | agreement	2	2
Beijing Jiani Jiarui
RELATED PARTY TRANSACTIONS
Amount borrowed													$ 6,000,000.0	¥ 40.0
Beijing Xinda Kechuang
RELATED PARTY TRANSACTIONS
Amount borrowed	$ 6,000,000.0					¥ 40.0
Interest rate	4.00%					4.00%